Bank Loans - Schedule of Annual Maturities of Long-Term Debt (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Annual Maturities of Long-Term Debt [Abstract]
Year One	$ 685,016	$ 655,492
Year Two	694,932	694,862
Year Three	11,879	674,982
Year Four		11,906
Year Five
Total long-term debt	1,391,827	2,037,242
Total long-term debt	$ 1,391,827	$ 2,037,242